Condensed Financial Information (Parent Company Only) (Tables)	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Balance Sheets

	December 31,
	2015	2014
Assets
Cash and due from banks	$4,800,526	$3,847,179
Investment in common stock of subsidiary	42,428,601	41,012,112
Loan receivable from subsidiary	216,506	254,385
Other assets	106,960	96,993

Total assets	$47,552,593	$45,210,669

Liabilities
Other liabilities	$1,986,093	$194,571

Stockholders' Equity	45,566,500	45,016,098

Total liabilities and stockholders' equity	$47,552,593	$45,210,669

Schedule of Condensed Statements of Income and Comprehensive Income

	Year Ending December 31,
	2015	2014
Income
Dividends from subsidiary	$2,000,000	$2,000,000
Other income	11,712	12,245

Total income	2,011,712	2,012,245

Expenses
Other expenses	361,694	707,692

Income Before Income Tax and Equity in Undistributed Income of Subsidiary	1,650,018	1,304,553

Income Tax Benefit	(137,420)	(271,357)

Income Before Equity in Undistributed Income of Subsidiary	1,787,438	1,575,910

Equity in Undistributed Income of Subsidiary	1,238,685	1,396,844

Net Income	$3,026,123	$2,972,754

Comprehensive Income	$3,104,981	$5,071,201

Schedule of Condensed Statements of Cash Flows

	Year Ending December 31,
	2015	2014
Operating Activities
Net income	$3,026,123	$2,972,754
Items not providing cash, net	(1,238,685)	(1,396,844)
Stock-based compensation expense	90,163	90,163
Change in other assets and liabilities, net	1,773,258	29,599

Net cash provided by operating activities	3,650,859	1,695,672

Investing Activity
Loan payment from subsidiary	37,879	36,652

Net cash provided by investing activities	37,879	36,652

Financing Activities
Dividends paid	(2,356,870)	(570,843)
Stock repurchase	(765,311)	(1,028,688)
Exercise of stock options	386,790	234,491

Net cash used in financing activities	(2,735,391)	(1,365,040)

Net Change in Cash and Cash Equivalents	953,347	367,284

Cash and Cash Equivalents at Beginning of Year	3,847,179	3,479,895

Cash and Cash Equivalents at End of Year	$4,800,526	$3,847,179